UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07853

                         Kalmar Pooled Investment Trust

(Exact name of registrant as specified in charter)

Barley Mill House

3701 Kennett Pike

                                 Wilmington, DE 19807

(Address of principal executive offices) (Zip code)

Ford B. Draper, Jr., President

Barley Mill House

3701 Kennett Pike

                                 Wilmington, DE 19807

(Name and address of agent for service)

Registrant’s telephone number, including area code:  800-463-6670

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

KALMAR POOLED INVESTMENT TRUST

Kalmar “Growth-with-Value” Small Cap Fund

Semi Annual Report

June 30, 2014

(Unaudited)

This  report  has been prepared for the general information of Kalmar Pooled Investment Trust shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Investors are reminded to read the prospectus carefully before investing or sending money.

KALMAR

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Report from Management

June 30, 2014

(Unaudited)

July 23, 2014

Dear Fellow Shareholders and Friends:

The first six months of 2014 have been a challenging return period for Small Cap stocks in comparison to Large Caps and similarly for Small Growth stocks versus Small Value stocks. Small Caps in general made their peak in late February/early March while Large caps and the S&P 500 have continued to move on to a series of new all-time highs as the U.S. market experienced a sharp leadership reversal from the last several years, which had favored smaller, growthier companies’ stocks. This leadership reversal had an even bigger impact in the Second Quarter than the First.

After a number of years of strong performance both absolutely and relatively, the Kalmar “Growth-with-Value” Small Cap Fund underperformed for the recent six months. In the First Quarter 2014, the major impediments for us were profit taking and Price/Earnings (P/E) multiple compression in prior-year winners, the then very low-quality leadership versus Kalmar’s high-quality focus, and the exceptional strength of small speculative Pharma and Biotech stocks, which we have regularly discussed avoiding for good risk control reasons.

Moving on to the Second Quarter, the leadership reversal that began in March became more pronounced. On the surface, Second Quarter U.S. equity returns and behavior of the VIX market volatility index depict an apparently orderly continuance of what is now a five year Bull Market – through the present at least. But from Kalmar’s view as bottom-up quality growth investors, it appears that the market is becoming increasingly hard to please. Conflicting economic data at the World level, declining interest rates, rising market valuations, more prognosticators worrying about the next “bubble”, and rising geo-political risk are contributing to an increasingly short term investor perspective. Within the Kalmar “Growth-with-Value” Small Cap Fund’s benchmark, the Russell 2000 Growth Index, angst shows: Larger market caps outperformed in the Second Quarter overall but the very smallest led performance in June; stocks with lower P/E’s outperformed for the quarter but the highest P/E’s and in particular the non-earners outperformed in June; same for high ROE versus the lowest ROE companies; while companies with low growth rates performed the best for the whole quarter, after sharp multiple compression in many cases, high growth led in June.

Unlike in some prior periods, these reversing influences broadly speaking neither notably helped nor hurt the Kalmar Fund’s returns – with the exception of ongoing multiple compression, which clipped a number of our high quality growth company stock prices materially. This is so because we remain focused, as always, on ownership of good and improving businesses with the potential for years of forward growth and whose stocks trade at reasonable to inefficient valuations. Still, despite our proven capabilities, we again underperformed in the Second Quarter. This was partially due to our business model quality standards but preponderantly to a very abnormal confluence of one-off, mostly transitory company developments and negative coincidences.

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Report from Management — continued

Kalmar “Growth-with- Value” Small Cap Fund Total Returns (%) — As of 6/30/14	MTD	QTD	YTD	1-Year	3-Year	5-Year	10-Year	Since Inception 4/11/97
Investor Class (KGSCX)[1]	4.43	-1.41	-4.87	17.09	12.03	20.50	8.36	9.41
Institutional Class (KGSIX)[2]	4.42	-1.41	-4.78	17.13	12.07	20.53	8.37	9.41
Advisor Class (KGSAX)[3]	4.43	-1.41	-4.87	17.09	12.03	20.50	8.36	9.41
Russell 2000® Growth Index	6.20	1.72	2.22	24.73	14.49	20.50	9.04	7.22
Russell 2000® Index	5.32	2.05	3.19	23.64	14.57	20.21	8.70	8.88
S&P 500 Index	2.07	5.18	7.12	24.61	16.56	18.76	7.75	7.59

Note: Returns shown longer than 1-year are annualized. The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal values will fluctuate, and upon redemption shares may be worth more or less than original cost. The Fund’s current performance may be lower or higher than the performance data quoted. Contact the investment adviser at 800-463-6670 to obtain performance current to the most recent month-end. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s annual gross operating expense, as stated in the current prospectus, is 1.29% for the Investor class, 1.22% for the Institutional Class, and 1.32% for the Advisor class. This rate can fluctuate and may differ from that printed in the prospectus. The Fund imposes a 2.0% redemption fee on shares redeemed within 30 days of purchase. Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity. You cannot invest directly in an index.

1Investor class performance prior to May 1, 2013 reflects certain sub-accounting and shareholder services fees similar to the formal Shareholder Services Fees plan initiated on that date and deducted from the Fund’s assets at the annualized rate of 0.25%. 2Institutional Class federal registration was effective beginning April 22, 2013 but the class did not begin operations until May 14, 2013. Institutional Class performance prior to May 15, 2013 is the performance of the Investor Class. 3Advisor Class federal registration was effective beginning April 22, 2013 but the class did not begin operations until July 18, 2013. Advisor Class performance prior to July 19, 2013 is the performance of the Investor Class.

Performance Attribution

As to the business model effect, some of the best performance in the most recent Quarter came from smaller, speculative oil and gas exploration and production companies, REITs, and basic commodity companies – all areas where we rarely can qualify investments that meet our demands for quality business models and more self-determining company growth attributes. Our absence of exposure to these led to recent underperformance in our Energy and Financial Service sector holdings.

However, as mentioned, the larger detraction to relative returns came from an abnormal level of surprises that led to declines in a variety of stocks across sectors. For instance, in the bad coincidence department, a number of our retailers declined meaningfully from the effects of the extreme winter and greatly delayed spring. The extreme weather affected retailers broadly, leading to abnormally discounted industry-wide inventory clearance that in the short run reduced the competitive advantages of our specialty retailers and hurt their margins. Next, several of our

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Report from Management — continued

high growth software-as-a-service companies suffered multiple compression that carried over from the First Quarter, never mind that they continue to produce outstanding business results. Examples of one-off situations were mostly “good news viewed as bad news”: Several strategic acquisitions were announced at prices that create slight dilution in year-one, but which should be materially accretive thereafter. The stocks reacted adversely; a year ago the reaction would have been the opposite. In other cases, managements announced incremental investment spending to capitalize on substantial future growth opportunities and margin improvement initiatives but which have the effect of temporarily dampening the rate near-term earnings growth. Such developments prompt selling, but are welcomed by Kalmar as a long term investor. Finally, several of our companies from different sectors came under undeserved public “short attacks” blaring exaggerated, often fallacious charges. While their stocks were hurt temporarily, we continue to have confidence in these holdings.

Most of the decliners cited above delivered strong absolute and relative price moves in 2013 against a market that also benefited from rising valuation. Many we had trimmed on strength in late 2013. Meanwhile, this year’s market has rotated to new leadership favoring Value as well as later cycle, more volatile businesses and themes. Thus, when even only very temporary issues appeared, declines were more harsh than normal given the higher market valuation starting point.

Recent Portfolio Activity1

While as always we made portfolio adjustments, trims, and adds during the Quarter seeking to optimize the reward-to-risk within the Fund, we have been hard at work re-validating the investment theses underpinning our existing holdings and of course qualifying new opportunities. Very importantly, that rigorous re-validation resulted in no more than our normal low levels of turnover and outright sales, corroborating our strong conviction that Kalmar has not experienced research slippage. Even fine long term investors can be out of sync or unlucky sometimes.

During the Second Quarter we purchased 4 new holdings and sold 6 completely for the Kalmar Fund. Examples of recent new purchases include:

•

Entravision Communications Corp[2] (EVC) Market Cap† $330 Million: This Spanish language media company owns/operates 58 primary television stations and 49 radio stations in the U.S. We believe strong growth in the Hispanic population provides a secular tailwind to complement new advertising opportunities, initiatives to increase operating efficiencies, new station acquisitions, and new service offerings.

[1]

The information provided in this commentary is not sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security. There is no guarantee that portfolios will continue to hold any one particular security or stay invested in any one particular sector or that any stock mentioned will be successful. This commentary is not representative of all securities purchased or sold for portfolios. Holdings are subject to change. Kalmar Investments will provide a list of security purchases and sales for the past 12 months upon request.

[2]	Entravision Communications Corp (0.5% of the Kalmar Fund’s assets as of 6/30/2014)

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Report from Management — continued

•

STAAR Surgical Company[3] (STAA) Market Cap† $730 Million: STAAR develops, manufactures, and markets implantable lenses for the eye, most importantly Implantable Collamer Lenses, that provide an alternative to LASIK surgery and typically involve fewer complications. STAAR is broadening and improving its product slate which we believe, along with other innovations, should enable sales to grow more rapidly.

•

ICG Group[4] (ICGE) Market Cap† $830 Million: ICG has completed a restructuring to focus on three business-to-business software-as-a-service companies having high levels of recurring revenue, good economics, and sizable growing end markets. Nevertheless, the company receives little sell-side attention, we believe providing an opportunity for greater discovery and revaluation.

Portfolio Positioning

Kalmar invests with a forward horizon of one to several years, seeking strong returns with low risk over longer time frames. We don’t attempt to trade short term themes and sector shifts. Our research is intensely bottom-up focused on developing proprietary conviction in a company’s fundamental longer term ability to deliver above-expectation competitive gains, revenue growth, margin expansion, earnings progress, and cash generation. Accordingly, our sector weights evolve slowly and organically over market cycles.

That said, our bottom-up research has led the Kalmar Fund to be overweight in the Materials & Processing, Producer Durables, Technology, Energy, and Consumer Discretionary sectors. These sectors of the economy offer many opportunities to qualify growth companies with special attributes such as superior market position, intellectual property, niche expertise, or manufacturing/service dominance, to name a few, that can often be leveraged across the globe rather than just in the U.S., which can give them larger addressable markets and longer runway for potential growth. Though also often more economically sensitive, such companies sometimes have relatively fewer competitors, which can enhance pricing power, while their regulatory oversight can be less onerous than in certain other industries. Further, unlike many growth stocks now, certain of these companies trade at more moderate multiples of 2015 and 2016 consensus earnings expectations. This should make for attractive reward-to-risk opportunities, particularly when our research can develop a differentiated earnings power assessment for the particular business. And if we are indeed near some inflexion upward in U.S. and world growth, this could also provide a helpful tailwind for such companies.

In contrast, we remain underweight in Health Care. The Health Care underweight results mostly from our oft-described risk control discipline to avoid the “binary risk” and other higher risk/lower reward characteristics of many smaller limited-product Pharma and Biotech companies, such as high speculative valuations, negative earnings, and cash burn. The same is true of the now more regulated Financial Services sector, where we have been systematically underweight for years. This is because most garden-variety banks, insurers, finance companies, and

[3]	STAAR Surgical Company (0.2% of the Kalmar Fund’s assets as of 6/30/2014)
[4]	ICG Group (0.5% of the Kalmar Fund’s assets as of 6/30/2014)

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Report from Management — continued

REITs either broadly do not meet our growth investment criteria or have unacceptable “transparency risk” related to the quality of their assets when they attempt to grow rapidly. For graphic examples, just think back to the Financial Crisis.

While purposefully avoiding direct investment in smaller Biotechs, or Banks with outsized growth ambitions, or other volatile groups like commodity-dependent companies that have limited ability to self-determine a more predictable growth path, Kalmar invests in such industries indirectly by identifying service companies supplying their particular needs, or the needs of their customers, without taking on the sorts of risks referred to above.

Nevertheless, Biotechs in the Smaller Cap indexes like the Russell 2000 and 2500 Growth comprise such large weightings that it is nearly impossible to create adequate indirect exposure when such a group is on fire like last year and until they began a much-overdue correction in March. The good news is that historically such periods of outperformance have generally been short-lived and self-correcting, though this one proved longer-lived, importantly because the major international Pharmas have been gobbling up promising development stage companies in unprecedented fashion.

Reasonable valuation is a critical concept to Kalmar, as you know. Much of 2013’s strong equity returns came from rising stock valuations in certain areas, plus an expanding market multiple generally, rather than commensurately strong corporate earnings growth. Ballooning valuation was most notable in several areas, some not especially healthy. Examples include: many Micro-Caps; low quality/non-earnings companies; Biotechs; some Consumer Staples names; social media stocks, IPO’s and the like; as well as purportedly bullet-proof ultra-high revenue growth companies often with very little earnings. Performance/momentum chasing accounted for much of this. Kalmar specifically avoided these but did enjoy substantial multiple expansion in a number of more-profitable long-tail growth companies.

Following our “Peel the Onion” strategy that seeks to successfully harvest partial positions in winning stocks when they exceed our short term price targets, we trimmed many of these in late 2013. The intended benefits of peeling the onion are to reduce specific valuation risk, maintain reasonable valuation for the overall portfolio, guard against unforeseen company missteps/competitive threats, and create capital for re-deployment into new quality-growth holdings at more inefficient valuations. Nevertheless, we did suffer from unanticipatedly sharp multiple compression in these and certain other stocks in the first half of 2014 when market psychology changed – never mind that their forward business progress has in the main remained robust. With the benefit of hindsight, it’s apparent that we should have been more aggressive, however, we believe these high quality, more predictable growers are attractive here in the longer term context we invest for.

Economic and Market Outlook

As we’ve seen, a raft of serious, unsettling geopolitical events have developed ranging from: the disintegration of Iraq, to additional military confrontation in Ukraine, to renewed fighting between Israel and Hamas, to President

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Report from Management — continued

Putin’s increasing aggressiveness. Among many other things, these raise the risk of an oil shock and illustrate the ineffectiveness of U.S. foreign policy, our loss of International influence, and President Obama’s limited grasp. While outcomes from these developments are unpredictable, they have the potential to threaten investor comfort that has contributed to stock market strength. Indeed, we have found the market’s willingness so far to ignore all this quite surprising.

Apart from those risks, we remain optimistic about continuation of the beneficial outlook for equities and appreciate why the broad market has been making new highs. In a longer term context, valuations have risen in recent years but we continue to find and qualify companies on our terms that trade at appealing valuations. Moreover, the U.S. and world economies appear to be on a path of continued slow improvement supported by central bank stimulus. What was synchronous improvement, recently appears more multi-speed with the U.S. inflecting up, Europe and Brazil weaker, and risk of further slowing in China. Still, gradually self-reinforcing improvement globally appears underway. Such an environment should continue to be conducive to reasonable corporate earnings growth and allow businesses to prosper if well positioned. Consequential monetary tightening by the Fed still appears quite distant, reducing recession risk and potentially prolonging the bull market. For all our issues here, the U.S. remains the best house on the world block.

Organizational Developments

Despite a challenging first half of the year, we remain highly confident in Kalmar’s experienced investment team, our investment disciplines and research, and the productivity of our idea discovery and decision process. Over the Kalmar Fund’s 17-year history there have been a few other times when we experienced temporary setbacks. Historically these generally represented propitious opportunities for commitment to Kalmar’s “Growth-with-Value” management style.

We wish you all a successful, happy, and healthy Summer.

Yours faithfully,

Ford B. Draper, Jr., President

Kalmar Pooled Investment Trust

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Report from Management — continued

IMPORTANT INFORMATION

Kalmar’s comments reflect the investment adviser’s general opinions regarding the market, economy, and any stocks mentioned or stock opinions given, were current only as of the date of this letter, and are subject to change at any time. The information provided in this letter is not sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security.

A preponderant portion of the investments in the Kalmar Fund are in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks. Kalmar invests in growth stocks with the potential for significant growth and may be more volatile because they are more sensitive to market conditions. Kalmar may seek to buy these stocks at undervalued prices and this involves the risk that the securities may remain undervalued for an extended period of time and may not realize its full potential. Market or economic conditions can vary widely over time and can result in a loss of portfolio value.

Current and future portfolio holdings are subject risk. There is no guarantee that the Kalmar Fund will continue to hold any one particular security or stay invested in any one particular sector. The performance of any single portfolio holding is no indication of the performance of other portfolio holdings or of the performance of the Fund itself. This commentary is not representative of all securities purchased or sold for the Kalmar Fund. Holdings are subject to change. Kalmar Investments will provide a list of security purchases and sales for the past 12 months upon request.

†The market cap values are shown at time of purchase.

VIX is a trademarked ticker symbol for the Chicago Board Options Exchange Market Volatility Index, a popular measure of the implied volatility of S&P 500 index options. It represents one measure of the market’s expectation of stock market volatility over the next 30 day period. ROE (Return on equity) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The Kalmar “Growth-with-Value” Small Cap Fund’s benchmark is the Russell 2000® Growth. The Russell 2000® Growth Index is reconstituted annually and measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 2000® Index covers up to 2,000 companies in the U.S. market. The Russell 2000® Index and Russell 2000 Growth® Index are registered trademarks of Russell Investments. Russell is a trademark of Russell Investments. For comparative purposes, the S&P 500 index is shown. The S&P 500 Index is an unmanaged group of securities generally considered to represent the performance of the large capitalization sector of the U.S. equity securities market.

The indices mentioned here-in are unmanaged and not available for direct investment. Unlike a mutual fund, the performance of these indices assumes no taxes, transaction costs, management fees or other expenses.

Shares of the Kalmar Pooled Investment Trust are distributed by Foreside Funds Distributors LLC, Berwyn, PA., not an adviser affiliate.

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Report from Management — concluded

Kalmar Pooled Investment Trust — “Growth-with-Value” Small Cap Fund — Investor Class Shares

Growth of $10,000 vs. The Russell 2000® Growth Index and The Russell 2000® Index

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling 800-463-6670. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s annual gross operating expense, as stated in the current prospectus, is 1.29%, 1.22% and 1.32% for the Investor Class, the Institutional Class and the Advisor Class, respectively. This rate can fluctuate and may differ from the actual expenses incurred for the period covered by this report. The Fund’s investment adviser, Kalmar Investment Advisers (“Kalmar” or the “Adviser”), has contractually agreed to the reimbursement of other operating expenses or the waiver of all or a portion of its advisory fee in order to limit “Total Annual Fund Operating Expenses,” excluding extraordinary expenses, brokerage commissions, interest and “Acquired Fund Fees and Expenses,” to, as a percentage of average daily net assets, 1.50%, 1.25% and 1.35% with respect to the Investor Class, the Institutional Class and the Advisor Class, respectively (the “Expense Limitation”). Kalmar will reimburse expenses attributable to a specific class before waiving its advisory fee or reimbursing other expenses allocated to the Fund as a whole (“Fund-wide expenses”). The Expense Limitation will remain in place until April 30, 2015, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses reimbursed or fees waived within a three-year period from the year in which the Adviser reimbursed expenses of a Class or the Fund or waived its fees. No recoupment will occur unless the expenses of a Class or the Fund are below the Expense Limitation. The Fund imposes a 2% redemption fee calculated as a percentage of the amount redeemed and is charged only if shares are redeemed within 30 days of purchase.

The Russell 2000® Growth and the Russell 2000® indices are unmanaged stock market indices and do not reflect any asset-based charges for investment management or transaction expenses. It is not possible to invest directly into an index.

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Fund Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2014” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Fund Expense Example — concluded

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Kalmar “Growth-with-Value” Small-Cap Fund
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Six Months Ended June 30, 2014
Investor Class*
Actual	$1,000.00	$ 951.30	$6.28
Hypothetical (5% return before expenses)	$1,000.00	$1,018.36	$6.49
Institutional Class**
Actual	$1,000.00	$ 952.20	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,019.07	$5.78
Advisor Class***
Actual	$1,000.00	$ 951.30	$6.07
Hypothetical (5% return before expenses)	$1,000.00	$1,018.58	$6.28

*	Expenses are equal to the Investor Class’s annualized expense ratio of 1.30% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Investor Class’s ending account value on the first line in the table is based on its actual total return of -4.87% for the six-month period of January 1, 2014 to June 30, 2014.
**	The Fund began issuing Institutional Class on May 15, 2013. Expenses are equal to the Institutional Class’s annualized expense ratio of 1.15% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Institutional Class’s ending account value on the first line in the table is based on its actual total return of -4.78% for the six-month period of January 1, 2014 to June 30, 2014.
***	The Fund began issuing Advisor Class on July 19, 2013. Expenses are equal to the Advisor Class’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Advisor Class’s ending account value on the first line in the table is based on its actual total return of -4.87% for the six-month period of January 1, 2014 to June 30, 2014.

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Portfolio Holdings Summary Table

June 30, 2014

(Unaudited)

	% of Net Assets	Fair Value
Common Stock:
Technology	26.5%	$224,925,133
Consumer Discretionary	21.1	179,144,093
Producer Durables	14.0	118,930,171
Healthcare	10.1	86,104,411
Materials & Processing	9.4	80,250,562
Energy	6.6	56,286,490
Financial Services	5.7	48,542,291
Consumer Staples	1.9	16,414,639
Utilities	0.7	5,657,980
Exchange Traded Fund	1.1	9,746,844
Money Market Security	2.8	23,428,482
Securities Lending Collateral	8.0	67,760,756

Total Investments	107.9	917,191,852
Liabilities In Excess Of Other Assets	(7.9)	(67,246,345)

NET ASSETS — 100.0%	100.0%	$849,945,507

See Accompanying Notes to Financial Statements

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Schedule of Investments

June 30, 2014

(Unaudited)

	Shares	Value (Note 2)
COMMON STOCK — 96.0%
Consumer Discretionary — 21.1%
ADVERTISING AGENCIES — 1.1%
Conversant, Inc. * (a)	153,195	$3,891,153
Marchex, Inc. (B Shares)	481,000	5,781,620

		9,672,773

AUTO PARTS — 1.8%
Dorman Products, Inc. *	151,885	7,490,968
Fox Factory Holding Corp. *	71,020	1,249,242
LKQ Corp. *	248,750	6,639,138

		15,379,348

COSMETICS — 0.3%
Elizabeth Arden, Inc. *	111,318	2,384,432

ENTERTAINMENT — 2.3%
Imax Corp. (Canada) * (a)	282,385	8,042,325
Live Nation Entertainment, Inc. *	463,985	11,455,790

		19,498,115

LEISURE TIME — 1.9%
Life Time Fitness, Inc. * (a)	323,930	15,788,348

RADIO & TV BROADCASTERS — 0.5%
Entravision Communications Corp.	687,795	4,278,085

RESTAURANTS — 2.6%
Del Frisco’s Restaurant Group *	381,295	10,508,490
Krispy Kreme Doughnuts, Inc. *	724,775	11,581,905

		22,090,395

See Accompanying Notes to Financial Statements

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Schedule of Investments — continued

June 30, 2014

(Unaudited)

	Shares	Value (Note 2)
Consumer Discretionary — (Continued)
SPECIALTY RETAIL — 7.8%
Conn’s, Inc. * (a)	271,365	$13,402,717
DSW, Inc. (A Shares)	430,110	12,017,273
Monro Muffler Brake, Inc.	59,000	3,138,210
Stage Stores, Inc.	411,600	7,692,804
Stein Mart, Inc.	436,100	6,057,429
Tractor Supply Co.	119,360	7,209,344
Ulta Salon Cosmetics & Fragrance, Inc. *	71,340	6,521,189
Vitamin Shoppe, Inc. *	130,580	5,617,552
Zumiez, Inc. *	175,795	4,850,184

		66,506,702

TEXTILES APPAREL & SHOES — 2.8%
G-III Apparel Group, Ltd. *	124,715	10,184,227
Oxford Industries, Inc.	200,415	13,361,668

		23,545,895

TOTAL CONSUMER DISCRETIONARY		179,144,093

Consumer Staples — 1.9%
FOODS — 1.9%
United Natural Foods, Inc. *	252,145	16,414,639

TOTAL CONSUMER STAPLES		16,414,639

Energy — 6.6%
OFFSHORE DRILLING & OTHER SERVICES — 0.7%
Atwood Oceanics, Inc. *	107,925	5,663,904

OIL: CRUDE PRODUCERS — 5.9%
Bonanza Creek Energy, Inc. *	143,300	8,195,327
Halcon Resources Corp. * (a)	939,665	6,850,158
Magnum Hunter Resources Corp. *	1,862,805	15,275,001

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2014

(Unaudited)

	Shares	Value (Note 2)
Energy — (Continued)
PDC Energy, Inc. *	169,630	$10,712,135
Rex Energy Corp. *	541,500	9,589,965

		50,622,586

TOTAL ENERGY		56,286,490

Financial Services — 5.7%
ASSET MANAGEMENT & CUSTODIAN — 0.7%
Financial Engines, Inc.	141,050	6,386,744

CONSUMER LENDING — 1.5%
Encore Capital Group, Inc. * (a)	275,960	12,534,103

FINANCIAL DATA & SYSTEMS — 3.5%
Alliance Data Systems Corp. *	63,285	17,798,906
WageWorks, Inc. *	245,230	11,822,538

		29,621,444

TOTAL FINANCIAL SERVICES		48,542,291

Healthcare — 10.1%
BIOTECHNOLOGY — 0.5%
Repligen Corp. *	200,540	4,570,307

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES — 4.9%
Cooper Companies, Inc. (The)	127,560	17,288,207
ResMed, Inc. (a)	124,550	6,305,967
STAAR Surgical Co. *	109,735	1,843,548
Vascular Solutions, Inc. *	109,507	2,429,960
West Pharmaceutical Services, Inc.	324,580	13,690,784

		41,558,466

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2014

(Unaudited)

	Shares	Value (Note 2)
Healthcare — (Continued)
MEDICAL EQUIPMENT — 2.9%
Cyberonics, Inc. *	152,765	$9,541,702
Luminex Corp. *	373,000	6,396,950
Spectranetics Corp. *	364,720	8,344,794

		24,283,446

PHARMACEUTICALS — 1.8%
Akorn, Inc. *	341,380	11,350,885
Cambrex Corp. *	209,725	4,341,307

		15,692,192

TOTAL HEALTHCARE		86,104,411

Materials & Processing — 9.4%
BUILDING MATERIALS — 1.7%
NCI Building Systems, Inc. *	350,040	6,801,277
Trex Co., Inc. * (a)	265,880	7,662,662

		14,463,939

CHEMICALS: DIVERSIFIED — 3.3%
Chemtura Corp. *	271,315	7,089,461
PolyOne Corp.	496,069	20,904,348

		27,993,809

CHEMICALS: SPECIALTY — 0.8%
Polypore International, Inc. * (a)	151,145	7,214,151

DIVERSIFIED MATERIALS & PROCESSING — 2.3%
Belden, Inc.	254,515	19,892,892

STEEL — 1.3%
Carpenter Technology Corp.	168,945	10,685,771

TOTAL MATERIALS & PROCESSING		80,250,562

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2014

(Unaudited)

	Shares	Value (Note 2)
Producer Durables — 14.0%
BACK OFFICE SUPPORT, HR, AND CONSULTING — 1.5%
Corporate Executive Board Co.	101,285	$6,909,663
WNS Holdings, Ltd., ADR *	292,529	5,610,706

		12,520,369

COMMERCIAL SERVICES: RENTAL & LEASING — 1.5%
Mobile Mini, Inc.	267,870	12,828,294

ENGINEERING & CONTRACTING SERVICES — 1.5%
Chicago Bridge & Iron Co. N.V. (Netherlands)	189,885	12,950,157

FORMS AND BULK PRINTING SERVICES — 0.6%
InnerWorkings, Inc. * (a)	594,660	5,054,610

INTERNATIONAL TRADE AND DIVERSIFIED LOGISTICS — 1.3%
MSC Industrial Direct Co., Inc. (A Shares)	119,240	11,404,114

MACHINERY: INDUSTRIAL — 3.1%
Middleby Corp. *	153,600	12,705,792
Tennant Co.	174,800	13,340,736

		26,046,528

OFFICE SUPPLIES & EQUIPMENT — 1.1%
Electronics For Imaging, Inc. *	214,585	9,699,242

SCIENTIFIC INSTRUMENTS: ELECTRICAL — 3.4%
A.O. Smith Corp.	273,455	13,557,899
EnerSys	216,150	14,868,958

		28,426,857

TOTAL PRODUCER DURABLES		118,930,171

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2014

(Unaudited)

	Shares	Value (Note 2)
Technology — 26.5%
COMMUNICATIONS TECHNOLOGY — 0.6%
Finisar Corp. * (a)	234,222	$4,625,884

COMPUTER SERVICES SOFTWARE & SYSTEMS — 15.2%
Acxiom Corp. *	697,886	15,137,147
Bankrate, Inc. *	771,005	13,523,428
Bottomline Technologies, (de) Inc. *	365,675	10,940,996
Callidus Software, Inc. *	339,245	4,050,585
Dealertrack Technologies, Inc. *	401,310	18,195,395
ICG Group, Inc. *	213,135	4,450,259
InterXion Holding NV *	263,975	7,227,635
MICROS Systems, Inc. *	124,415	8,447,779
Monotype Imaging Holdings, Inc.	211,430	5,955,983
Pegasystems, Inc.	395,150	8,345,568
Sapient Corp. *	690,810	11,225,663
SciQuest, Inc. *	197,115	3,486,964
Syntel, Inc. *	66,477	5,714,363
Ultimate Software Group, Inc. *	91,880	12,695,060

		129,396,825

CONSUMER SERVICES SOFTWARE & SYSTEM — 0.3%
MiX Telematics, Ltd., Sponsored ADR *	225,245	2,263,712

ELECTRONIC COMPONENTS — 4.8%
3D Systems Corp. * (a)	115,957	6,934,229
Methode Electronics, Inc.	423,525	16,182,890
Rogers Corp. *	269,930	17,909,856

		41,026,975

PRODUCTION TECHNOLOGY EQUIPMENT — 1.2%
Teradyne, Inc.	528,300	10,354,680

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — continued

June 30, 2014

(Unaudited)

	Shares	Value (Note 2)
Technology — (Continued)
SEMICONDUCTORS & COMPONENTS — 3.8%
Diodes, Inc. *	294,295	$8,522,783
Integrated Device Technology, Inc. *	694,765	10,741,067
MaxLinear, Inc. (A Shares) *	384,155	3,868,441
Power Integrations, Inc.	161,860	9,313,424

		32,445,715

TELECOMMUNICATIONS EQUIPMENT — 0.6%
Ruckus Wireless, Inc. * (a)	403,975	4,811,342

TOTAL TECHNOLOGY		224,925,133

Utilities — 0.7%
TELECOMMUNICATIONS — 0.7%
8X8, Inc. * (a)	700,245	5,657,980

TOTAL UTILITIES		5,657,980

TOTAL COMMON STOCK (COST $511,551,873)		816,255,770

WARRANTS — 0.0%
Energy — 0.0%
Magnum Hunter Resources, Strike price $8.50, Expires 4/15/16	186,280	—

TOTAL ENERGY		—

TOTAL WARRANTS (COST $ —)		—

EXCHANGE-TRADED FUND — 1.1%
DIVERSIFIED FINANCIAL SERVICES — 1.1%
iShares Russell 2000 Growth ETF (a)	70,415	9,746,844

TOTAL EXCHANGE-TRADED FUND (COST $8,942,853)		9,746,844

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Schedule of Investments — concluded

June 30, 2014

(Unaudited)

	Shares	Value (Note 2)
SECURITIES LENDING COLLATERAL — 8.0%
BlackRock Liquidity Funds TempFund Portfolio	67,760,756	$67,760,756

TOTAL SECURITIES LENDING COLLATERAL (COST $67,760,756)		67,760,756

MONEY MARKET SECURITY — 2.8%
Money Market Fund — 2.8%
BlackRock Liquidity Funds TempFund Portfolio	23,428,482	23,428,482

TOTAL MONEY MARKET SECURITY (COST $23,428,482)		23,428,482

TOTAL INVESTMENTS (COST $611,683,964) — 107.9%		917,191,852

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(67,246,345)

NET ASSETS — 100.0%		$849,945,507

*	Non-income producing security
(a)	All or a portion of the security is on loan. See Note 10 in Notes to Financial Statements.
ADR	American Depository Receipt
ETF	Exchange Traded Fund

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
Assets:
Investment in securities, at fair value*
(Cost $611,683,964)	$917,191,852
Receivables for:
Dividends	87,772
Capital shares subscribed	806,836
Investment securities sold	6,239,591
Other assets	177,292

Total Assets	924,503,343

Liabilities:
Payables for:
Securities lending collateral	67,760,756
Capital shares redeemed	3,279,454
Investment securities purchased	2,241,916
Advisory fee	684,513
Due to shareholder	403,761
Accrued expenses and other liabilities	187,436

Total Liabilities	74,557,836

Net Assets	$849,945,507

Net Assets Consisted of:
Shares of beneficial interest at par value	$391,476
Additional paid-in capital	529,623,335
Accumulated net investment loss	(3,168,945)
Accumulated net realized gain on investments	17,591,753
Net unrealized appreciation on investments	305,507,888

Net Assets	$849,945,507

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statement of Assets and Liabilities — concluded

As of June 30, 2014 (Unaudited)
INVESTOR CLASS
Net asset value, offering and redemption price per share ($266,108,419 / 12,264,106 outstanding shares of beneficial interest, $0.01 par value, unlimited authorized shares)	$21.70

INSTITUTIONAL CLASS
Net asset value, offering and redemption price per share ($453,195,132 / 20,863,914 outstanding shares of beneficial interest, $0.01 par value, unlimited authorized shares)	$21.72

ADVISOR CLASS
Net asset value, offering and redemption price per share ($130,641,956 / 6,019,586 outstanding shares of beneficial interest, $0.01 par value, unlimited authorized shares)	$21.70

*	Includes market value of securities on loan of $65,703,203.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statement of Operations

For the Six Month Period Ended June 30, 2014 (Unaudited)
Investment Income:
Dividends (net of $7,077 foreign taxes withheld)	$1,532,168
Securities lending income	485,288

Total income	2,017,456

Expenses:
Advisory fees (Note 6)	4,230,397
Accounting and administration fees (Note 6)	227,290
Registration fees	103,459
Transfer agent fees (Note 6)	64,910
Compliance service fees	40,122
Legal fees	39,293
Trustees’ fees (Note 6)	37,903
Custodian fees (Note 6)	26,825
Printing & shareholder report fees	23,333
Audit & tax fees	9,844
Shareholder servicing fees, Investor Class (See Note 6)	218,007
Shareholder servicing fees, Advisor Class (See Note 6)	70,195
Miscellaneous	94,823

Total expenses	5,186,401

Net investment loss	(3,168,945)

Realized and unrealized gain (loss) from investments
Net realized gain from investments	17,706,721
Net change in unrealized depreciation on investments	(57,795,371)

Net realized and unrealized loss from investments	(40,088,650)

Net decrease in net assets resulting from operations	$(43,257,595)

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statements of Changes in Net Assets

	For the Six Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,168,945)	$(5,879,248)
Net realized gain from investments	17,706,721	14,916,831
Net change in unrealized appreciation (depreciation) on investments	(57,795,371)	245,382,419

Net increase (decrease) in net assets resulting from operations	(43,257,595)	254,420,002

Distributions to shareholders:
Investor Class	—	(6,176,963)
Institutional Class	—	(6,331,799)
Advisor Class	—	(2,341,027)

Total distributions to shareholders	—	(14,849,789)

Increase (decrease) in net assets from capital share transactions [1]	(12,653,721)	230,884,570

Total Increase (Decrease) in Net Assets	(55,911,316)	470,454,783
Net assets:
Beginning of Period	905,856,823	435,402,040

End of Period	$849,945,507	$905,856,823

Accumulated net investment loss, end of period	$(3,168,945)	$—

[1]	For details on capital share transactions by class, see Statement of Changes in Net Assets — Capital Stock Activity on page 24.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Statement of Changes in Net Assets — Capital Stock Activity

	For the Six Month Period Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013
	Shares	Value	Shares	Value
Investor Class
Proceeds from Shares issued	1,307,320	$28,240,419	18,459,653	$338,343,911
Reinvestment of distributions	—	—	212,850	4,835,944
Redemption fees (Note 5)	—	10,332	—	97,409
Cost of Shares redeemed [1]	(5,680,610)	(125,266,563)	(28,914,719)	(614,732,156)

Net decrease	(4,373,290)	$(97,015,812)	(10,242,216)	$(271,454,892)

Institutional Class*
Proceeds from Shares issued [1]	5,644,530	$123,575,278	17,267,862	$371,671,616
Reinvestment of distributions	—	—	76,301	1,733,569
Redemption fees (Note 5)	—	10,677	—	9,852
Cost of Shares redeemed	(1,637,463)	(35,644,328)	(487,316)	(10,741,993)

Net increase	4,007,067	$87,941,627	16,856,847	$362,673,044

Advisor Class**
Proceeds from Shares issued	1,710,648	$38,139,424	6,370,519	$143,009,988
Reinvestment of distributions	—	—	173	3,931
Redemption fees (Note 5)	—	4,176	—	1,627
Cost of Shares redeemed	(1,912,877)	(41,723,136)	(148,877)	(3,349,128)

Net increase (decrease)	(202,229)	$(3,579,536)	6,221,815	$139,666,418

Increase (decrease) in Net Assets from Capital Share Transactions	(568,452)	$(12,653,721)	12,836,446	$230,884,570

*	Institutional Class Shares commenced operations on May 15, 2013.
**	Advisor Class Shares commenced operations on July 19, 2013.
[1]	Includes seed amount of $1,717,391 from Investor Class to Institutional Class on May 15, 2013.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Financial Highlights

The following tables includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information should be read in conjunction with the financial statements and notes thereto.

	For the Six-Month Period Ended June 30, 2014 (Unaudited)		For the Years Ended December 31
Investor Class[1]			2013	2012	2011	2010	2009
Net asset value at beginning of period	$22.81		$16.20	$15.36	$16.13	$12.19	$9.13

Investment Operations
Net investment loss	(0.10)		(0.16)[2]	(0.10)	(0.16)	(0.14)	(0.11)
Net realized and unrealized gain (loss) on investments	(1.01)		7.15	2.17	0.25	4.36	3.17

Total from investment operations	(1.11)		6.99	2.07	0.09	4.22	3.06

Distributions
From net realized gain on investments	—		(0.38)	(1.23)	(0.86)	(0.28)	—

Total distributions	—		(0.38)	(1.23)	(0.86)	(0.28)	—

Net asset value at end of period	$21.70		$22.81	$16.20	$15.36	$16.13	$12.19

Total return	(4.87	)%*	43.14%[3]	13.64%	0.50%	34.57%	33.52%

Ratios to average net assets/Supplemental Data:
Expenses to average net assets	1.30	%**	1.29%	1.47%	1.44%	1.48%	1.46%
Net investment loss to average net assets	(0.82	)%**	(0.83)%	(0.68)%	(0.99)%	(1.00)%	(1.09)%
Portfolio turnover rate[4]	13.30	%*	42.89%	34.03%	41.68%	29.12%	32.14%
Net assets at end of period (000’s omitted)	$266,108		$379,417	$435,402	$331,800	$314,776	$253,273

[1]	In connection with the adoption of the Multi-Class Plan, the existing shares of the Fund were designated as Investor Class shares effective April 22, 2013.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Investor Class performance prior to May 1, 2013 does not reflect a shareholder service fee initiated on that date.
[4]	Portfolio turnover is calculated at the Fund level.
*	Not Annualized.
**	Annualized.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Financial Highlights

Institutional Class	For the Six-Month Period Ended June 30, 2014 (Unaudited)		For the Period Ended December 31, 2013[1]
Net asset value at beginning of period	$22.81		$18.82

Investment Operations
Net investment loss[2]	(0.07)		(0.10)
Net realized and unrealized gain (loss) on investments	(1.02)		4.47

Total from investment operations	(1.09)		4.37

Distributions
From net realized gain on investments	—		(0.38)

Total distributions	—		(0.38)

Net asset value at end of period	$21.72		$22.81

Total return	(4.78	)%*	23.21	%*

Ratios to average net assets/Supplemental Data:
Expenses to average net assets	1.15	%**	1.22	%**
Net investment loss to average net assets	(0.70	)%**	(0.72	)%**
Portfolio turnover rate[3]	13.30	%*	42.89	%*
Net assets at end of period (000’s omitted)	$453,195		$384,551

[1]	Institutional Class shares commenced operations on May 15, 2013.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Portfolio turnover is calculated at the Fund level.
*	Not Annualized.
**	Annualized.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Financial Highlights

Advisor Class	For the Six-Month Period Ended June 30, 2014 (Unaudited)		For the Period Ended December 31, 2013[1]
Net asset value at beginning of period	$22.81		$20.08

Investment Operations
Net investment loss[2]	(0.09)		(0.07)
Net realized and unrealized gain (loss) on investments	(1.02)		3.18

Total from investment operations	(1.11)		3.11

Distributions
From net realized gain on investments	—		(0.38)

Total distributions	—		(0.38)

Net asset value at end of period	$21.70		$22.81

Total return	(4.87	)%*	15.48	%*

Ratios to average net assets/Supplemental Data:
Expenses to average net assets	1.25	%**	1.32	%**
Net investment loss to average net assets	(0.78	)%**	(0.70	)%**
Portfolio turnover rate[3]	13.30	%*	42.89	%*
Net assets at end of period (000’s omitted)	$130,642		$141,889

[1]	Advisor Class shares commenced operations on July 19, 2013.
[2]	The net investment income per share is based on average shares outstanding for the period.
[3]	Portfolio turnover is calculated at the Fund level.
*	Not Annualized.
**	Annualized.

See Accompanying Notes to Financial Statements

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements

For the Six Months Ended June 30, 2014

(Unaudited)

1. Organization. The Kalmar “Growth-with-Value” Small Cap Fund (the “Fund”) is a series of Kalmar Pooled Investment Trust (the “Trust”), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

Effective April 22, 2013, in connection with the adoption of a multiple class plan pursuant to Rule 18f-3 under the 1940 Act, (the “Multi-Class Plan”), the Board of Trustees of the Trust designated the existing shares of the Fund as Investor Class shares and authorized the issuance of two additional Classes of shares, namely the Institutional Class and the Advisor Class. As of the date hereof, the Fund offers three classes of shares: Investor Class, Institutional Class and Advisor Class shares. Prior to April 22, 2013, the Fund issued a single class of shares. Institutional Class shares commenced operations on May 15, 2013. Advisor Class shares commenced operations on July 19, 2013. Shares of the Fund are offered and sold on a no-load basis, without the imposition of sales charges.

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies.

2. Risk Considerations

Market Risk: Because the values of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund or the Fund could underperform other investments.

Counterparty Risk: The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their fair value recorded in the Fund’s Statement of Assets and Liabilities.

3. Security Valuation. A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stock and exchange-traded funds: Common stock and exchanged-traded funds are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Restricted securities issued by publicly held companies are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety, otherwise they may be categorized as Level 3.

Open-end mutual funds: Investments in open-end mutual funds, including money market funds and securities lending collateral, are valued at their closing net asset value each business day and are categorized in Level 1 of the fair value hierarchy.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — continued

Short-term securities: Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value, unless the Trust’s Board of Trustees determines that this does not represent fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities
•	Level 2	—	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s assets carried at fair value:

	Total Value at June 30, 2014	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs
Common Stock*	$816,255,770	$816,255,770	$—	$—
Exchange Traded Fund	9,746,844	9,746,844	—	—
Money Market Security	23,428,482	23,428,482	—	—
Securities Lending Collateral	67,760,756	67,760,756	—	—

Total	$917,191,852	$917,191,852	$—	$—

*	Please refer to the Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Level 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the six-month period ended June 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — continued

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Federal Income Taxes. The Fund intends to continue to qualify for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States (“U.S. GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.

As of June 30, 2014, the tax cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$611,683,964

Gross tax unrealized appreciation	315,300,609
Gross tax unrealized depreciation	(9,792,721)

Net tax unrealized appreciation on investments	$305,507,888

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Regulated Investment Company Modernization Act of 2010 (“RIC Modernization Act”) was signed into law on December 22, 2010. Under the RIC Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (Calendar Year 2011 for the Fund) indefinitely. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law. As of December 31, 2013, the Fund did not have a capital loss carryforward.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — continued

that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

4. Purchases and Sales of Investment Securities. During the six-month period ended June 30, 2014, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

Purchases	$112,389,990
Sales	$119,130,756

5. Redemption Fees. In accordance with the prospectus, the Fund charges a redemption fee of 2% on proceeds from shares redeemed within 30 days following their acquisition. The redemption fee is included as a separate line item under the Share Transactions section on the Statements of Changes in Net Assets.

6. Investment Adviser and Other Services. The Fund employs Kalmar Investment Advisers (“Kalmar” or the “Adviser”) as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee of 1.00% on the first $750 million of average daily net assets; 0.975% on the next $250 million of average daily net assets; and 0.95% on amounts exceeding $1 billion average of daily net assets. For the six-month period ended June 30, 2014, investment advisory fees were $4,230,397.

Kalmar has contractually agreed to the reimbursement of other operating expenses or the waiver of all or a portion of its advisory fee in order to limit “Total Annual Fund Operating Expenses,” excluding extraordinary expenses, brokerage commissions, interest and “Acquired Fund Fees and Expenses,” to, as a percentage of average daily net assets, 1.50%, 1.25% and 1.35% with respect to the Investor Class, the Institutional Class and the Advisor Class, respectively (the “Expense Limitation”). Kalmar will reimburse expenses attributable to a specific class before waiving its advisory fee or reimbursing other expenses allocated to the Fund as a whole (“Fund-wide expenses”). The Expense Limitation will remain in place until April 30, 2015, unless the Board of Trustees approves its earlier termination. Subject to approval by the Board of Trustees, the Adviser may recoup any expenses reimbursed or fees waived within a three-year period from the year in which the Adviser reimbursed expenses of a Class or the Fund or waived its fees. No recoupment will occur unless expenses of a class or the Fund are below the Expense Limitation. For the six-month period ended June 30, 2014, the Adviser did not reimburse or waive any expenses.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — continued

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust. BNY Mellon also serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

Foreside Funds Distributors LLC (the “Underwriter”), provides principal underwriting services to the Fund pursuant to an Underwriting Services Agreement with the Trust.

The Bank of New York Mellon Corporation, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Those Trustees who are not “interested persons” of the Fund receive an annual retainer of $10,000, meeting fees of $1,500 and committee meeting fees of $1,000. The aggregate remuneration paid to the Trustees by the Fund during the six-month period ended June 30, 2014 was $37,903. Trustees of the Fund who are officers or employees of the Adviser are paid by the Adviser and not the Fund. Certain employees of BNY Mellon are officers of the Fund. They are not compensated by the Fund. The Chief Compliance Officer (“CCO”) is an employee of the Adviser. The Fund is responsible for reimbursing the Adviser for a portion of her salary allocated to her duties as the CCO of the Fund.

Effective May 1, 2013, pursuant to the Shareholder Services Plans adopted by the Trust with respect to the Investor Class and Advisor Class shares of the Fund, the Fund, or the Adviser on behalf of the Fund, may enter into shareholder service agreements with securities broker-dealers and other securities professionals who provide shareholder servicing activities for their clients invested in the Fund. As compensation for shareholder servicing activities, the Fund is authorized to pay a fee of up to 0.25% of the Fund’s average daily net assets of its Investor Class shares and a fee up to 0.10% of the Fund’s average daily net assets of its Advisor Class shares.

7. Distributions to Shareholders. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the last two fiscal years was as follows:

	December 31, 2013	December 31, 2012
Distributions paid from:
Long-term capital gains	$14,849,789	$31,589,357

	$14,849,789	$31,589,357

Distributions from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Notes to Financial Statements (Unaudited) — concluded

8. Components of Distributable Earnings. As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation
$—	$30	$363,188,261

9. Contractual Obligations. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Securities Lending. The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. The Fund receives securities lending income in the form of fees or by retaining a portion of interest or dividends on the investment of any cash received or collateral. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. As of June 30, 2014, the market value of the securities on loan and collateral are $65,703,203 and $67,760,756 in cash and $4,081 in non-cash collateral pledged at the broker, respectively.

Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions which are subject to a MSLA as of June 30, 2014:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments[1]	Cash Collateral Received	Net Amount
Securities Lending	$65,703,203	$—	$65,703,203	$(65,703,203)	$—	$—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

11. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

KALMAR

POOLED

INVESTMENT

TRUST

“GROWTH-WITH-VALUE”

SMALL CAP FUND

Other Matters

(Unaudited)

1. Proxy Voting Policies and Procedures. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2014 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser’s website, www.kalmarinvestments.com, or by accessing the SEC’s website at www.sec.gov.

2. Quarterly Portfolio Schedules. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC’s website www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. Change in Independent Registered Public Accounting Firm. Effective April 30, 2014, Kalmar Pooled Investment Trust (the “Trust’’), by action of its Audit Committee, which was confirmed and approved by its Board of Trustees, selected Tait Weller & Baker LLP (“Tait Weller”) to succeed Deloitte & Touche LLP (“Deloitte’’) as the independent registered public accounting firm to the Trust and audit the Trust’s financial statements for the fiscal year ending December 31, 2014. The Trust’s dismissal of Deloitte and the subsequent selection of Tait Weller does not reflect any disagreements with or dissatisfaction by the Trust or the Board of Trustees with the performance of the Trust’s prior independent registered public accounting firm, Deloitte.

Deloitte’s reports on the Trust’s financial statements for the two most recent fiscal years contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust’s two most recent fiscal years and through April 30, 2014: (i) there were no disagreements with Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust’s financial statements for such years; and (ii) there were no “reportable events’’ of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Trust’s two most recent fiscal years, neither the Trust, nor anyone on their behalf, consulted with Tait Weller on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

INVESTMENT ADVISER

KALMAR INVESTMENT ADVISERS

BARLEY MILL HOUSE

3701 KENNETT PIKE

WILMINGTON, DE 19807

(WEBSITE) WWW.KALMARINVESTMENTS.COM

DISTRIBUTOR

FORESIDE FUNDS DISTRIBUTORS LLC

400 BERWYN PARK

899 CASSATT ROAD

BERWYN, PA 19312

SHAREHOLDER SERVICES

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 COMPUTER DRIVE

WESTBOROUGH, MA 01581

CUSTODIAN

THE BANK OF NEW YORK MELLON

ONE WALL STREET

NEW YORK, NY 10286

LEGAL COUNSEL

PEPPER HAMILTON LLP

3000 TWO LOGAN SQUARE

18TH & ARCH STREETS

PHILADELPHIA, PA 19103-2799

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TAIT, WELLER & BAKER, LLP

1818 MARKET STREET, SUITE 2400

PHILADELPHIA, PA 19103

KALMAR POOLED INVESTMENT TRUST

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 COMPUTER DRIVE

WESTBOROUGH, MA 01581

(WEBSITE) WWW.KALMARINVESTMENTS.COM

KL12—6/14

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kalmar Pooled Investment Trust

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	08/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr., Chief Executive Officer
(principal executive officer)

Date	08/22/14

By (Signature and Title)*	/s/ Cynthia A. Richards
Cynthia A. Richards, Chief Financial Officer
(principal financial officer)

Date	08/22/14

* Print the name and title of each signing officer under his or her signature.